Summary of Significant Accounting Policies - Advertising Costs (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Advertising expense	$ 31,415	$ 25,000	$ 67,000	$ 332,000